UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2000

Check here if Amendment [  ];  Amendment Number:  ______

   This Amendment  (Check only one [  ]  is a restatement.
                                   [  ]  adds new holdings
                                          entries

Institutional Investment Manager Filing this Report:

                       	S & T Investment Company
				919 N. Market St.
				2nd Floor
				Wilmington, DE  19801-4921

Form 13F File Number 28-0001089221

The institutional investment manager filing this report and The person by whom it is signed hereby represent that the Person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:          James G. Barone
   Title:         President
   Phone:         724-465-1417

Signature, Place, and Date of Signing:

	James G. Barone   Indiana, PA     July 21, 2000

Report Type
[ ] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number   Name


      Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total: 	77

Form 13F Information Table Value Total: $94,048(thousands)

List of Other Included Managers:

No.	13F File Number		Name



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Citigroup Inc. F    6.365% (Ca PFD              172967309     1780    40000 SH       DEFINED 01              40000
Comerica 6.84% FRAP(7/1/01)    PFD              200340503     1003    20000 SH       DEFINED 01              20000
Donaldson Lufkin 5.94% FRAP(11 PFD              257661207     1769    35600 SH       DEFINED 01              35600
European Am Bk 6.01% FRAP(6/15 PFD              29874F306      838     1000 SH       DEFINED 01               1000
HSBC Bk PLC B   10.25% (Callab PFD              44328M609     1027    40000 SH       DEFINED 01              40000
Household Cap Trust V 10% (Cal PFD              44180S207     1537    60000 SH       DEFINED 01              60000
Independent Cap Trust 11% (Cal PFD              45385B204     1025    40000 SH       DEFINED 01              40000
JeffBanks Cap Trust I    9.25% PFD              46610Q206      645    27000 SH       DEFINED 01              27000
Lehman Bros Hldngs 5% Convrt P PFD              524908507     2420    67000 SH       DEFINED 01              67000
Morgan Stanley 5.91% FRAP(11/1 PFD              617446521      997    20000 SH       DEFINED 01              20000
Nutmeg Fed S&L   8% Convrt Pfd PFD              670608306      333    25153 SH       DEFINED 01              25153
PNC Bank Corp 6.05% FRAP (9/30 PFD              693475709      991    20000 SH       DEFINED 01              20000
Ryl Bk of Sctlnd B 11.20% (Cal PFD              780037309     1399    55000 SH       DEFINED 01              55000
Ryl Bk of Sctlnd C    9.50% (C PFD              780097408     1313    54000 SH       DEFINED 01              54000
Allstate Corp                  COM              020002101      256 11500.000SH       DEFINED 01          11500.000
Am Bank of Conn                COM              024327108     1252 63800.000SH       DEFINED 01          63800.000
AmSouth Bancorp                COM              032165102     1181 75000.000SH       DEFINED 01          75000.000
Amcore Financial               COM              023912108      623 34000.000SH       DEFINED 01          34000.000
BSB Bancorp                    COM              055652101     1605 80000.000SH       DEFINED 01          80000.000
Bank of America Corp           COM              060505104      243 5656.000 SH       DEFINED 01           5656.000
Banknorth Group, Inc           COM              06646R107      689 45000.000SH       DEFINED 01          45000.000
Bell Atlantic                  COM              077853109     1016 20000.000SH       DEFINED 01          20000.000
Bell South                     COM              079860102      852 20000.000SH       DEFINED 01          20000.000
Bristol-Myers Squibb           COM              110122108     1165 20000.000SH       DEFINED 01          20000.000
Bryn Mawr Bank Corp            COM              117665109     2375 118000.000SH      DEFINED 01         118000.000
Chevron                        COM              166751107      419 4936.000 SH       DEFINED 01           4936.000
Clearfield Bk&Tr Co            COM              184804102      506 15344.000SH       DEFINED 01          15344.000
Commerce Bancorp Inc           COM              200519106     1084 23566.000SH       DEFINED 01          23566.000
Constellation Energy Grp       COM              210371100     1954 60000.000SH       DEFINED 01          60000.000
Corus Bankshares               COM              220873103      925 35000.000SH       DEFINED 01          35000.000
Delta Air Lines                COM              247361108      769 15210.000SH       DEFINED 01          15210.000
Dominion Resources             COM              25746U109      474 11050.000SH       DEFINED 01          11050.000
DuPont                         COM              263534109      315 7200.000 SH       DEFINED 01           7200.000
Eastman Kodak Co               COM              277461109     1102 18515.000SH       DEFINED 01          18515.000
Elan Corp PLC                  COM              284131208     1453 30000.000SH       DEFINED 01          30000.000
Equitable Resources Inc.       COM              294549100      965 20000.000SH       DEFINED 01          20000.000
Exxon Mobil Corp               COM              30231G102     1201 15300.000SH       DEFINED 01          15300.000
Federated Investors            COM              314211103     1578 45000.000SH       DEFINED 01          45000.000
Fidelity Bancorp Inc           COM              315831107      977 83187.000SH       DEFINED 01          83187.000
First Commwlth Finl            COM              319829107      506 55800.000SH       DEFINED 01          55800.000
First Union Corp               COM              337358105     1613 65000.000SH       DEFINED 01          65000.000
FirstMerit Corp                COM              337915102      688 32200.000SH       DEFINED 01          32200.000
FleetBoston Finl Corp          COM              33901A108      805 23688.000SH       DEFINED 01          23688.000
Fulton Finl Corp               COM              360271100      242 13661.000SH       DEFINED 01          13661.000
GTE Corporation                COM              362320103     1245 20000.000SH       DEFINED 01          20000.000
General Electric Co            COM              369604103     3053 57600.000SH       DEFINED 01          57600.000
Harleysville Natl Corp         COM              412850109     2853 87100.000SH       DEFINED 01          87100.000
Hartford Finl Svcs Grp         COM              416515104     1804 32252.000SH       DEFINED 01          32252.000
IBM                            COM              459200101      351 3200.000 SH       DEFINED 01           3200.000
IBT Bancorp                    COM              44923F108     1660 78120.000SH       DEFINED 01          78120.000
ITT Industries Inc             COM              450911102      490 16126.000SH       DEFINED 01          16126.000
J C Penney Co                  COM              708160106      369 20000.000SH       DEFINED 01          20000.000
Johnson & Johnson              COM              478160104      815 8000.000 SH       DEFINED 01           8000.000
Keystone Financial             COM              493482103     2337 110000.000SH      DEFINED 01         110000.000
Main Street Bancorp            COM              559906102      887 100000.000SH      DEFINED 01         100000.000
Mellon Financial Corp          COM              585509102     4387 120400.000SH      DEFINED 01         120400.000
National City Corp             COM              635405103     3633 212932.000SH      DEFINED 01         212932.000
New Century Energies           COM              64352U103     1050 35000.000SH       DEFINED 01          35000.000
Northern States Power          COM              665772109     1413 70000.000SH       DEFINED 01          70000.000
Northwest Natural Gas          COM              667655104      671 30000.000SH       DEFINED 01          30000.000
PNC Bank Corp                  COM              693475105     3750 80000.000SH       DEFINED 01          80000.000
Pamrapo Bancorp Inc            COM              697738102      500 26000.000SH       DEFINED 01          26000.000
Parkvale Finl Corp             COM              701492100      611 35400.000SH       DEFINED 01          35400.000
Penns Woods Bancorp            COM              708430103     2606 93500.000SH       DEFINED 01          93500.000
Reliant Energy Inc             COM              759525108     2069 70000.000SH       DEFINED 01          70000.000
SBC Communications             COM              78387G103      581 13440.000SH       DEFINED 01          13440.000
Seacoast Financial             COM              81170Q106     1121 118000.000SH      DEFINED 01         118000.000
Sky Financial Group            COM              83080P103      797 50000.000SH       DEFINED 01          50000.000
Somerset Trust Co              COM              835104100      338 6500.000 SH       DEFINED 01           6500.000
Sovereign Bancorp Inc          COM              845905108     1055 150000.000SH      DEFINED 01         150000.000
Susquehanna Bancshrs           COM              869099101     1582 111000.000SH      DEFINED 01         111000.000
TXU                            COM              882848104     1917 65000.000SH       DEFINED 01          65000.000
Teco Energy                    COM              872375100     1304 65000.000SH       DEFINED 01          65000.000
Texaco                         COM              881694103      497 9324.000 SH       DEFINED 01           9324.000
U S West Comm                  COM              91273H101      881 10273.000SH       DEFINED 01          10273.000
WVS Finl Corp                  COM              929358109      185 16000.000SH       DEFINED 01          16000.000
Washington Gas Light           COM              938837101     1323 55000.000SH       DEFINED 01          55000.000